UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10445

        Nuveen Ohio Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)
	April 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 8.8% (5.6% of Total Investments)
$ 3,000	Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds, Anheuser-Busch Project,	11/11 at 100.00	A1	$3,159,120
	Series 2001, 5.500%, 11/01/35 (Alternative Minimum Tax)
905	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	947,743
	Series 2002, 5.375%, 5/15/33

3,905	Total Consumer Staples			4,106,863

	Education and Civic Organizations – 14.4% (9.2% of Total Investments)
1,345	Bowling Green State University, Ohio, General Receipts Bonds, Series 2003, 5.250%, 6/01/18 –	6/13 at 100.00	AAA	1,448,148
	AMBAC Insured
450	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	467,582
	2006, 5.000%, 7/01/41
1,000	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	AAA	1,065,410
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	1,109,147
	2001, 5.500%, 12/01/15
250	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 2006,	5/16 at 100.00	Aaa	265,733
	5.000%, 5/01/22 – CIFG Insured
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	AAA	1,050,760
	FGIC Insured
1,245	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 –	6/14 at 100.00	AAA	1,325,863
	AMBAC Insured

6,340	Total Education and Civic Organizations			6,732,643

	Health Care – 27.0% (17.3% of Total Investments)
725	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	No Opt. Call	Baa1	728,451
	Bonds, Summa Health System, Series 1998A, 5.000%, 11/15/08
1,230	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	Aaa	1,193,531
	Project, Series 2006K, 4.375%, 5/15/32 – FGIC Insured (UB)
1,600	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	Aaa	1,686,816
	Project, Series 2006K, 5.000%, 5/15/31 (WI/DD, Settling 5/03/07) – FGIC Insured (UB)
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	1,056,390
	Series 2002A, 5.500%, 8/15/22
1,850	Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Catholic Healthcare	10/11 at 101.00	AA–	1,954,710
	Partners, Series 2001A, 5.400%, 10/01/21
225	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	237,503
	Inc., Series 2006, 5.250%, 5/15/21
700	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	725,291
	5.000%, 5/01/30
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	717,522
	Obligated Group, Series 2000B, 6.375%, 11/15/30
350	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	366,440
	5.250%, 11/15/36
3,670	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	AA	3,956,148
	2001, 5.750%, 10/01/26 – RAAI Insured

12,015	Total Health Care			12,622,802

	Housing/Multifamily – 3.3% (2.1% of Total Investments)
1,000	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler	5/12 at 102.00	Aaa	1,051,800
	Project, Series 2002A, 5.550%, 5/20/22 (Alternative Minimum Tax)
	Ohio Housing Finance Agency, FHA- Insured Multifamily Housing Mortgage Revenue Bonds, Madonna
	Homes, Series 2006M:
250	4.450%, 10/01/09 (Alternative Minimum Tax)	No Opt. Call	Aaa	250,360
250	4.900%, 6/20/48 (Alternative Minimum Tax)	6/16 at 102.00	AAA	250,880

1,500	Total Housing/Multifamily			1,553,040

	Housing/Single Family – 2.1% (1.4% of Total Investments)
1,000	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	1,021,470
	9/01/31 (Alternative Minimum Tax)

	Long-Term Care – 2.3% (1.5% of Total Investments)
1,045	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	1,061,354
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 36.7% (23.5% of Total Investments)
1,700	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center	11/11 at 101.00	Aaa	1,775,106
	Acquisition, Series 2001, 5.000%, 11/01/26 – AMBAC Insured
	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds,
	Series 2004:
1,000	5.000%, 12/01/15 – FSA Insured	6/14 at 100.00	AAA	1,073,070
1,000	5.000%, 12/01/22 – FSA Insured	6/14 at 100.00	AAA	1,063,040
400	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	426,748
1,905	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	2,029,358
	FSA Insured (UB)
1,065	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,166,718
	5.250%, 12/01/16 – FSA Insured
2,420	Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds, Series 2002, 5.500%,	12/12 at 100.00	Aaa	2,618,900
	12/01/22 – FGIC Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,070,998
	2006, 5.000%, 12/01/25 – FSA Insured
2,665	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	2,832,069
	5.000%, 12/01/28 – FGIC Insured
1,960	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/25 –	12/11 at 100.00	AAA	2,047,161
	FGIC Insured
1,000	Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 – FGIC Insured	12/12 at 100.00	AAA	1,078,020

16,120	Total Tax Obligation/General			17,181,188

	Tax Obligation/Limited – 15.7% (10.1% of Total Investments)
800	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	837,600
	5.000%, 12/01/33 – FGIC Insured
250	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	264,990
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,062,040
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
1,500	Ohio, State Appropriation Lease Bonds, Higher Education Capital Facilities, Series 2002A-II,	No Opt. Call	AAA	1,568,400
	5.500%, 12/01/09 – MBIA Insured
1,095	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series	12/13 at 100.00	AA	1,167,938
	2004A-II, 5.000%, 12/01/18
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	7/12 at 100.00	BBB+	1,080,450
	2002E, 5.750%, 7/01/24
620	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	179,651
	0.000%, 7/01/35 – AMBAC Insured
300	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AAA	120,438
	0.000%, 7/01/28 – AMBAC Insured
1,000	Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project, Series 2001, 5.500%,	12/11 at 100.00	AAA	1,067,430
	12/01/26 – AMBAC Insured

7,565	Total Tax Obligation/Limited			7,348,937

	U.S. Guaranteed – 36.0% (23.1% of Total Investments) (4)
3,495	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.250%, 1/01/18 (Pre-refunded	1/10 at 101.00	AAA	3,665,276
	1/01/10) – FSA Insured
2,605	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,902,934
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – FSA Insured
1,000	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Capital Improvement	12/11 at 100.00	Aaa	1,062,390
	Bonds, Series 2001A, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – MBIA Insured
1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series	10/08 at 101.00	BBB (4)	1,038,030
	1999A, 5.800%, 10/01/23 (Pre-refunded 10/01/08)
3,500	Lebanon City School District, Warren County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	3,773,350
	5.500%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured
1,710	Marysville Exempted Village School District, Ohio, Certificates of Participation, School	6/15 at 100.00	AAA	1,879,547
	Facilities Project, Series 2005, 5.250%, 12/01/21 (Pre-refunded 6/01/15) – MBIA Insured
1,050	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AAA	1,163,726
	Bonds, Series 2004A, 5.500%, 12/01/15 (Pre-refunded 6/01/14) – FGIC Insured
1,235	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,353,461
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)

15,595	Total U.S. Guaranteed			16,838,714

	Utilities – 9.0% (5.8% of Total Investments)
2,500	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	5/09 at 101.00	AAA	2,576,525
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
595	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	AAA	628,415
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
1,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,016,740
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

4,095	Total Utilities			4,221,680

	Water and Sewer – 0.6% (0.4% of Total Investments)
270	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2001A,	12/11 at 100.00	AAA	283,451
	5.000%, 12/01/21 – FSA Insured

$ 69,450	Total Investments (cost $70,483,116) – 155.9%			72,972,142

	Floating Rate Obligations – (6.7)%			(3,155,000)

	Other Assets Less Liabilities – 2.1%			979,922

	Preferred Shares, at Liquidation Value – (51.3)%			(24,000,000)

	Net Assets Applicable to Common Shares – 100%			$46,797,064

Forward Swaps outstanding at April 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$1,000,000	Pay	3-Month USD-LIBOR	5.227%	Semi-Annually	2/21/08	2/21/30	$(17,888)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At April 30, 2007, the cost of investments was $67,318,241.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

Gross unrealized:
Appreciation	$2,556,872
Depreciation	(53,423)

Net unrealized appreciation (depreciation) of investments	$2,503,449

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         June 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        June 29, 2007

* Print the name and title of each signing officer under his or her signature.